Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Allowance for doubtful accounts	$ 41	$ 40
Accumulated depreciation	$ 456	$ 489
Shareholders' equity (deficit):
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	43,955,282	41,464,373
Common stock, shares outstanding	43,955,282	41,464,373